Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets
Cash and cash equivalents	$ 401	$ 513
Restricted cash ($0 and $51 related to energy recovery bonds at December 31, 2012 and 2011, respectively)	330	380
Accounts receivable
Customers (net of allowance for doubtful accounts of $87 and $81 at December 31, 2012 and 2011)	937	992
Accrued unbilled revenue	761	763
Regulatory balancing accounts	936	1,082
Other	365	839
Regulatory assets ($0 and $336 related to energy recovery bonds at December 31, 2012 and 2011, respectively)	564	1,090
Inventories
Gas stored underground and fuel oil	135	159
Materials and supplies	309	261
Income taxes receivable	211	183
Other	172	218
Total current assets	5,121	6,480
Property, Plant, and Equipment
Electric	39,701	35,851
Gas	12,571	11,931
Construction work in progress	1,894	1,770
Other	1	15
Total property, plant, and equipment	54,167	49,567
Accumulated depreciation	(16,644)	(15,912)
Net property, plant, and equipment	37,523	33,655
Other Noncurrent Assets
Regulatory assets	6,809	6,506
Nuclear decommissioning trusts	2,161	2,041
Income taxes receivable	176	386
Other	659	682
Total other noncurrent assets	9,805	9,615
TOTAL ASSETS	52,449	49,750
Current Liabilities
Short-term borrowings	492	1,647
Long-term debt, classified as current	400	50
Energy recovery bonds, classified as current	0	423
Accounts payable
Trade creditors	1,241	1,177
Disputed claims and customer refunds	157	673
Regulatory balancing accounts	634	374
Other	444	420
Interest payable	870	843
Income taxes payable	6	110
Deferred income taxes	0	196
Other	2,012	1,836
Total current liabilities	6,256	7,749
Noncurrent Liabilities
Long-term debt	12,517	11,766
Regulatory liabilities	5,088	4,733
Pension and other postretirement benefits	3,575	3,396
Asset retirement obligations	2,919	1,609
Deferred income taxes	6,748	6,008
Other	2,020	2,136
Total noncurrent liabilities	32,867	29,648
Commitments and Contingencies (Note 15)
Shareholders' Equity
Preferred stock	0	0
Common stock	8,428	7,602
Reinvested earnings	4,747	4,712
Accumulated other comprehensive loss	(101)	(213)
Total shareholders' equity	13,074	12,101
Noncontrolling Interest - Preferred Stock of Subsidiary	252	252
Total equity	13,326	12,353
TOTAL LIABILITIES AND EQUITY	52,449	49,750
Pacific Gas And Electric Company [Member]
Current Assets
Cash and cash equivalents	194	304
Restricted cash ($0 and $51 related to energy recovery bonds at December 31, 2012 and 2011, respectively)	330	380
Accounts receivable
Customers (net of allowance for doubtful accounts of $87 and $81 at December 31, 2012 and 2011)	937	992
Accrued unbilled revenue	761	763
Regulatory balancing accounts	936	1,082
Other	366	840
Regulatory assets ($0 and $336 related to energy recovery bonds at December 31, 2012 and 2011, respectively)	564	1,090
Inventories
Gas stored underground and fuel oil	135	159
Materials and supplies	309	261
Income taxes receivable	186	242
Other	160	213
Total current assets	4,878	6,326
Property, Plant, and Equipment
Electric	39,701	35,851
Gas	12,571	11,931
Construction work in progress	1,894	1,770
Total property, plant, and equipment	54,166	49,552
Accumulated depreciation	(16,643)	(15,898)
Net property, plant, and equipment	37,523	33,654
Other Noncurrent Assets
Regulatory assets	6,809	6,506
Nuclear decommissioning trusts	2,161	2,041
Income taxes receivable	171	384
Other	381	331
Total other noncurrent assets	9,522	9,262
TOTAL ASSETS	51,923	49,242
Current Liabilities
Short-term borrowings	372	1,647
Long-term debt, classified as current	400	50
Energy recovery bonds, classified as current	0	423
Accounts payable
Trade creditors	1,241	1,177
Disputed claims and customer refunds	157	673
Regulatory balancing accounts	634	374
Other	419	417
Interest payable	865	838
Income taxes payable	12	118
Deferred income taxes	0	199
Other	1,794	1,628
Total current liabilities	5,894	7,544
Noncurrent Liabilities
Long-term debt	12,167	11,417
Regulatory liabilities	5,088	4,733
Pension and other postretirement benefits	3,497	3,325
Asset retirement obligations	2,919	1,609
Deferred income taxes	6,939	6,160
Other	1,959	2,070
Total noncurrent liabilities	32,569	29,314
Commitments and Contingencies (Note 15)
Shareholders' Equity
Preferred stock	258	258
Common stock	1,322	1,322
Additional paid-in capital	4,682	3,796
Reinvested earnings	7,291	7,210
Accumulated other comprehensive loss	(93)	(202)
Total shareholders' equity	13,460	12,384
TOTAL LIABILITIES AND EQUITY	$ 51,923	$ 49,242